Transaction-related expenses (Tables)	6 Months Ended
Jun. 30, 2021
Transaction-Related Expenses [Abstract]
Schedule of transaction-related expenses
Expenses related to the GECAS Transaction consisted of the following for the three and six months ended June 30, 2021:

	Three Months Ended June 30,	Six Months Ended June 30,
	2021	2021
Banking fees	$60,006	$74,601
Professional fees and other expenses	9,191	20,074
	$69,197	$94,675